Risk information - Contractual flows (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Risk information
Total financial assets	kr 305,065		kr 294,327
Financial liabilities	(293,073)		(279,781)
Binding offers	2,800		744
Liquidity risk
Risk information
Financial assets, cash flow	322,570		314,232
Financial assets, discounting effect	(17,505)		(19,905)
Total financial assets	305,065		294,327
Financial liabilities, cash flow	(294,604)		(288,334)
Financial liabilities, discounting effect	1,531		8,553
Financial liabilities	(293,073)		(279,781)
Liquidity surplus (+) / deficit (-)	27,967		25,897
Binding offers	kr 2,800
Liquidity risk | Minimum
Risk information
Maturity of cash flow in deficit	3 months
Liquidity risk | Maximum
Risk information
Maturity of cash flow in deficit	5 years
Liquidity risk | Credit facility with the Swedish National Debt Office
Risk information
Additional available funds under credit facility	kr 125,000	kr 125,000	125,000
Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	14,439		16,640
Financial liabilities, cash flow	(7,272)		(7,044)
Committed undisbursed loans cash flows	(7,094)		(142)
Liquidity surplus (+) / deficit (-)	73		9,454
Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	42,664		37,535
Financial liabilities, cash flow	(33,182)		(35,172)
Committed undisbursed loans cash flows	(1,944)		(2,743)
Liquidity surplus (+) / deficit (-)	7,538		(380)
Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	73,379		57,089
Financial liabilities, cash flow	(73,789)		(69,355)
Committed undisbursed loans cash flows	(13,733)		(15,177)
Liquidity surplus (+) / deficit (-)	(14,143)		(27,443)
Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	131,520		141,728
Financial liabilities, cash flow	(158,492)		(149,855)
Committed undisbursed loans cash flows	(4,652)		(20,279)
Liquidity surplus (+) / deficit (-)	(31,624)		(28,406)
More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	60,568		61,240
Financial liabilities, cash flow	(21,869)		(26,908)
Committed undisbursed loans cash flows	27,424		38,340
Liquidity surplus (+) / deficit (-)	66,123		72,672
Not later than 3 months / 90 days | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	7,611		9,074
Within 1 year | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(6,532)		(18,369)
Not later than five years | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(38,156)		(46,775)
Cash and cash equivalents
Risk information
Total financial assets	1,362		2,416
Cash and cash equivalents | Liquidity risk
Risk information
Financial assets, cash flow	651		2,042
Financial assets, discounting effect	711		374
Total financial assets	1,362		2,416
Cash and cash equivalents | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	651		2,042
Treasuries/government bonds
Risk information
Total financial assets	8,344		11,117
Treasuries/government bonds | Liquidity risk
Risk information
Financial assets, cash flow	8,359		11,131
Financial assets, discounting effect	(15)		(14)
Total financial assets	8,344		11,117
Treasuries/government bonds | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	1,697		1,444
Treasuries/government bonds | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	1,044		6,613
Treasuries/government bonds | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	4,289		1,717
Treasuries/government bonds | Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	1,329		1,357
Other interest-bearing securities except loans
Risk information
Total financial assets	53,906		48,665
Other interest-bearing securities except loans | Liquidity risk
Risk information
Financial assets, cash flow	54,300		49,119
Financial assets, discounting effect	(394)		(454)
Total financial assets	53,906		48,665
Other interest-bearing securities except loans | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	6,581		9,262
Other interest-bearing securities except loans | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	12,417		16,699
Other interest-bearing securities except loans | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	26,399		8,340
Other interest-bearing securities except loans | Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	8,903		14,818
Loans in the form of interest-bearing securities
Risk information
Total financial assets	43,627		36,781
Loans in the form of interest-bearing securities | Liquidity risk
Risk information
Financial assets, cash flow	46,664		39,822
Financial assets, discounting effect	(3,037)		(3,041)
Total financial assets	43,627		36,781
Loans in the form of interest-bearing securities | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	332		(492)
Loans in the form of interest-bearing securities | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	1,379		646
Loans in the form of interest-bearing securities | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	6,106		3,165
Loans in the form of interest-bearing securities | Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	26,369		27,835
Loans in the form of interest-bearing securities | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	12,478		8,668
Loans to credit institutions
Risk information
Total financial assets	27,010		27,725
Loans to credit institutions | Liquidity risk
Risk information
Financial assets, cash flow	27,544		28,517
Financial assets, discounting effect	(534)		(792)
Total financial assets	27,010		27,725
Loans to credit institutions | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	486		124
Loans to credit institutions | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	17,204		3,096
Loans to credit institutions | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	1,928		15,458
Loans to credit institutions | Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	6,334		7,843
Loans to credit institutions | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	1,592		1,996
Loans to the public
Risk information
Total financial assets	163,848		161,094
Loans to the public | Liquidity risk
Risk information
Financial assets, cash flow	178,697		177,515
Financial assets, discounting effect	(14,849)		(16,421)
Total financial assets	163,848		161,094
Loans to the public | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	4,583		3,999
Loans to the public | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	10,054		9,963
Loans to the public | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	33,443		27,271
Loans to the public | Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	86,241		87,564
Loans to the public | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	44,376		48,718
Derivatives
Risk information
Total financial assets	6,968		6,529
Derivatives | Liquidity risk
Risk information
Financial assets, cash flow	6,355		6,086
Financial assets, discounting effect	613		443
Total financial assets	6,968		6,529
Derivatives | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	109		261
Derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	566		518
Derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	1,214		1,138
Derivatives | Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	2,344		2,311
Derivatives | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	2,122		1,858
Derivatives | Hedging instrument | Liquidity risk
Risk information
Financial assets, cash flow	1,450		19,318
Financial assets, discounting effect	1,171		(1,964)
Total financial assets	2,621		17,354
Derivatives | Hedging instrument | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	(8)		429
Derivatives | Hedging instrument | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	21		594
Derivatives | Hedging instrument | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	432		2,912
Derivatives | Hedging instrument | Between 1 and 5 years | Liquidity risk
Risk information
Financial assets, cash flow	372		9,782
Derivatives | Hedging instrument | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	633		5,601
Borrowing from credit institutions
Risk information
Financial liabilities	(3,678)		(2,247)
Borrowing from credit institutions | Liquidity risk
Risk information
Financial liabilities, cash flow	(3,690)		(2,256)
Financial liabilities, discounting effect	12		9
Financial liabilities	(3,678)		(2,247)
Borrowing from credit institutions | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(10)		1
Borrowing from credit institutions | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(3,680)		(567)
Borrowing from credit institutions | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow			(1,690)
Debt securities issued
Risk information
Financial liabilities	(269,339)		(255,600)
Debt securities issued | Liquidity risk
Risk information
Financial liabilities, cash flow	(283,861)		(278,756)
Financial liabilities, discounting effect	14,522		23,156
Financial liabilities	(269,339)		(255,600)
Debt securities issued | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(6,284)		(6,946)
Debt securities issued | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(27,985)		(33,541)
Debt securities issued | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(72,297)		(66,570)
Debt securities issued | Between 1 and 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(155,386)		(145,134)
Debt securities issued | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(21,909)		(26,565)
Derivatives
Risk information
Financial liabilities	(20,056)		(21,934)
Derivatives | Liquidity risk
Risk information
Financial liabilities, cash flow	(7,053)		(7,322)
Financial liabilities, discounting effect	(13,003)		(14,612)
Financial liabilities	(20,056)		(21,934)
Derivatives | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(978)		(99)
Derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,517)		(1,064)
Derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,492)		(1,095)
Derivatives | Between 1 and 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(3,106)		(4,721)
Derivatives | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	40		(343)
Derivatives | Hedging instrument | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,960)		(175,598)
Financial liabilities, discounting effect	(1,177)		12,426
Financial liabilities	(3,137)		(163,172)
Derivatives | Hedging instrument | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(8)		(14)
Derivatives | Hedging instrument | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	30		(2,934)
Derivatives | Hedging instrument | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(747)		(41,276)
Derivatives | Hedging instrument | Between 1 and 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,096)		(119,575)
Derivatives | Hedging instrument | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	kr (139)		kr (11,799)